FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange derivatives	24 months
After-tax gains (losses) deferred in AOCI of foreign exchange derivatives	$ 2
Foreign exchange derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	7,800	$ 6,900
Interest rate derivatives
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount of foreign exchange derivatives	$ 5,300	$ 3,900